Retirement Benefit Obligation	12 Months Ended
Dec. 31, 2017
Retirement Benefit Obligation [Abstract]
RETIREMENT BENEFIT OBLIGATION

NOTE 11—RETIREMENT BENEFIT OBLIGATION

The amount recognized as an expense for defined contribution plans in 2015, 2016 and 2017 is NIS 1,159 thousand NIS 1,558 thousand and NIS 1,378 thousand, respectively.